Schedule of 200,000 Stock Options Valuation - April 24, 2013 (Details) (USD $)	6 Months Ended
Jun. 30, 2013 Y
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 1	77.00%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 2	3.13
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 3	0.34%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 4	$ 0